Derivative Instruments	3 Months Ended
Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
5.	Derivative Instruments

The Company has certain embedded equity conversion features within its 2020 Notes that require bifurcation and recognition as stand-alone derivatives. See Note 4 – Debt for additional information and discussion on the bifurcated derivatives.